Offsets	May 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-1
File Number	333-292310
Initial Filing Date	Dec. 19, 2025
Fee Offset Claimed	$ 416.85
Explanation for Claimed Amount	On December 19, 2025, the Company filed a registration statement on Form F-1 (Registration No. 333-292310), as amended (the "December Filing"), The December Filing registered 2,000,000 shares of Class A Ordinary Shares of the registrant in a primary offering (the "Primary Offering") with an aggregate offering price not to exceed $13,800,000. The Company intended for such shares to be sold on a firm commitment basis by the Company's underwriters in the Primary Offering and for such shares to be listed on the Nasdaq Capital Market In connection with the Primary Offering, the Company paid a filing fee of $1,905.78 ('the "Unused Fees"). Thereafter, the Company decided to pivot to an offering of the 2,000,000 shares of Class A Ordinary Shares on a self-written, "best efforts," no minimum basis. The Company also intends to apply to list such Shares on the OTCQB market after this Form F-1 becomes effective. As a result, $1,905.78 in previously paid fees remained available for future offset (calculated at the fee rate in effect on the filing date of the December Filing). In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies $1,905.78 of the Unused Fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	GreenVector Holdings Ltd
Form or Filing Type	F-1
File Number	333-292310
Filing Date	Dec. 19, 2025
Fee Paid with Fee Offset Source	$ 1,488.93